Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [Abstract]
Property, plant and equipment
12	Property, plant and equipment

				Office equipment,
			Machinery	furniture fixtures
		Leasehold	and	and motor	Right of use
	Buildings	improvements	equipment	vehicles	assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2024
Opening net book amount	36,491	86,235	60,114	6,510	114,869	304,219
Additions	—	7,516	7,388	1,769	16,103	32,776
Disposal	—	—	(2,898)	(231)	(2,294)	(5,423)
Depreciation charges	(1,983)	(16,395)	(10,277)	(1,593)	(35,089)	(65,337)
Closing net book amount	34,508	77,356	54,327	6,455	93,589	266,235

At 31 December 2024
Cost	38,560	311,569	126,340	25,746	233,280	735,495
Accumulated depreciation and impairment	(4,052)	(234,213)	(72,013)	(19,291)	(139,691)	(469,260)
Net book amount	34,508	77,356	54,327	6,455	93,589	266,235

At 31 December 2025
Opening net book amount	34,508	77,356	54,327	6,455	93,589	266,235
Additions	—	1,380	7,967	732	121,382	131,461
Disposal	(16,333)	—	(2,365)	(192)	(39,471)	(58,361)
Disposal of subsidiaries (Note 26)	—	(118)	(1,073)	(336)	—	(1,527)
Depreciation charges	(1,676)	(11,019)	(9,245)	(1,547)	(34,807)	(58,294)
Closing net book amount	16,499	67,599	49,611	5,112	140,693	279,514

At 31 December 2025
Cost	20,139	312,210	125,197	23,692	251,510	732,748
Accumulated depreciation and impairment	(3,640)	(244,611)	(75,586)	(18,580)	(110,817)	(453,234)
Net book amount	16,499	67,599	49,611	5,112	140,693	279,514

As at 31 December 2024 and 2025, property, plant and equipment with net book value amounting to approximately RMB10,228,000 and RMB8,146,000 respectively, were pledged as security for the bank and other borrowings.